RISK MANAGEMENT - Liquidity risk - Percentage of IRL ratio (Details)	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	630.00%	535.00%
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	146.00%	128.00%
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	262.00%	289.00%
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	152.00%	131.00%
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	964.00%	896.00%
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	139.00%	129.00%
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	760.00%	447.00%
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	175.00%	147.00%
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	268.00%	190.00%
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio (as a percent)	146.00%	142.00%